Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income from Continuing and Discontinued Operations Before Income Taxes
g.	Income from continuing and discontinued operations before income taxes is comprised of the following:

	Year ended March 31,
	2018	2017	2016
Domestic (Israel)	$91,485	$123,707	$290,946
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	200,548	436,739	345,638
Income from continuing and discontinued operations before taxes	$292,033	$560,446	$636,584

Components of Taxes on Income
h.	Taxes on income are comprised of the following:

	Year ended March 31,
	2018	2017	2016
Current taxes	$27,687	$25,396	$66,785
Prior years' (benefits) taxes	(1,830)	(2,444)	2,540
Deferred income taxes	56,097	80,828	25,988
	$81,954	$103,780	$95,313

Domestic (Israel)	$17,373	$26,175	$34,254
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	64,581	77,605	61,059
	$81,954	$103,780	$95,313

Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate
i.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,
	2018	2017	2016
Statutory tax rate (in Israel)	24.0%	25.0%	26.5%

(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs and other	(7.8%)	(5.2%)	(6.0%)
Utilization of net operating losses	(2.5%)	—	(5.0%)
Different tax rates applicable to non-Israeli subsidiaries	(2.3%)	(1.5%)	(2.5%)
Uncertain tax positions, net	(3.3%)	0.7%	1.5%
Taxes from prior years	5.7%	(0.5%)	0.5%
Change in Federal corporate income tax rate	14.2%	—	—
Effective consolidated tax rate	28.0%	18.5%	15.0%

Components of Current Taxes
j.	Current taxes are calculated at the following rates:

	Year ended March 31,
	2018	2017	2016
On Israeli operations (not including “Approved Enterprise”)	24.0%	25.0%	26.5%
On U.S. operations *	31.7%	35.2%	35.2%
On Canadian operations *	25.0%	25.0%	25.0%
On U.K. operations *	20.0%	20.0%	20.0%
On Ireland operations *	12.5%	12.5%	12.5%

*

The U.S., Canadian, U.K., and Irish subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence.  The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2018	2017
Deferred tax assets:
Operating carryforward loss	$4,745	$18,143
Capital carryforward loss	17,219	—
Deferred revenue	19,245	22,137
Property, plant, and equipment	—	789
Accrued expenses	50,704	86,760
Bad debt allowance	46	112
Amortization and impairment	6,207	4,435
Other, net	6,310	21,419
Total deferred tax assets	104,476	153,795
Valuation allowance for deferred tax assets	(17,219)	(11,407)
Net deferred tax assets	87,257	142,388
Deferred tax liabilities:
Property, plant, and equipment	(2,873)	(2,086)
Other, net	(355)	(316)
Total deferred tax liabilities	(3,228)	(2,402)
Net deferred tax assets	$84,029	$139,986
Domestic	$13,004	$11,152
Foreign	71,025	128,834
	$84,029	$139,986

Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets

The deferred income taxes are presented on the consolidated balance sheets as follows:

	March 31,
	2018	2017
Among current assets (“other receivables and prepaid expenses”)	$—	$132,064
Among non-current assets	87,257	10,324
Among short-term liabilities	—	(288)
Among long-term liabilities	(3,228)	(2,114)
	$84,029	$139,986

Schedule of Uncertain Tax Positions

The Company adopted FASB ASC Section 740-10-25, “Income Taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return (see Note 2.h).

	Year ended March 31,
	2018	2017	2016
Unrecognized tax exposure at beginning of year	$23,457	$22,093	$8,966
Increases as a result of positions taken in prior period	—	750	6
Decreases as a result of positions taken in prior period	(15,506)	(4,794)	4,393
Increases as a result of positions taken in current period	8,859	5,408	8,728
Unrecognized tax exposure at end of year	$16,810	$23,457	$22,093